Annual Total Returns [BarChart] - VY Invesco Comstock Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.32%)
2012	18.30%
2013	34.79%
2014	8.82%
2015	(6.19%)
2016	17.51%
2017	17.31%
2018	(12.56%)
2019	24.86%
2020	(0.74%)